Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 417,210	$ 400,142	$ 428,103
Insurance contract assets	145	673	972
Reinsurance contract held assets	42,651	45,871	52,829
Total other assets	38,024	38,441
Segregated funds net assets	377,544	348,562	399,788
Insurance contract liabilities, excluding those for account of segregated fund holders	367,996	354,849
Reinsurance contract held liabilities	2,831	2,391	2,079
Investment contract liabilities	11,816	10,079	$ 10,064
Total other liabilities	66,660	69,582
Insurance contract liabilities for account of segregated fund holders	114,143	110,216
Investment contract liabilities for account of segregated fund holders	263,401	238,346
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	86	63
Insurance contract assets	0
Reinsurance contract held assets	0
Total other assets	59,023	58,357
Segregated funds net assets	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0
Reinsurance contract held liabilities	0
Investment contract liabilities	0
Total other liabilities	12,070	11,544
Insurance contract liabilities for account of segregated fund holders	0
Investment contract liabilities for account of segregated fund holders	0
Other subsidiaries on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	417,124	400,079
Insurance contract assets	145	673
Reinsurance contract held assets	42,651	45,871
Total other assets	42,411	42,751
Segregated funds net assets	377,544	348,562
Insurance contract liabilities, excluding those for account of segregated fund holders	367,996	354,849
Reinsurance contract held liabilities	2,831	2,391
Investment contract liabilities	11,816	10,079
Total other liabilities	55,129	58,482
Insurance contract liabilities for account of segregated fund holders	114,143	110,216
Investment contract liabilities for account of segregated fund holders	263,401	238,346
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	0
Insurance contract assets	0
Reinsurance contract held assets	0
Total other assets	(63,410)	(62,667)
Segregated funds net assets	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0
Reinsurance contract held liabilities	0
Investment contract liabilities	0
Total other liabilities	(539)	(444)
Insurance contract liabilities for account of segregated fund holders	0
Investment contract liabilities for account of segregated fund holders	0
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	9	21
Insurance contract assets	0
Reinsurance contract held assets	0
Total other assets	969	950
Segregated funds net assets	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0
Reinsurance contract held liabilities	0
Investment contract liabilities	0
Total other liabilities	718	$ 712
Insurance contract liabilities for account of segregated fund holders	0
Investment contract liabilities for account of segregated fund holders	$ 0